Long-Term Investments - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) Investment	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Schedule Of Equity Method Investments [Line Items]
(Loss) gain from equity method investments	¥ 1,349	$ 207	¥ (136)	¥ 1,710
Impairment loss on long-term investments	882	$ 135
Long-term Investments
Schedule Of Equity Method Investments [Line Items]
Investment committed amount but not yet paid | ¥	¥ 9,840
Limited Partnerships
Schedule Of Equity Method Investments [Line Items]
Number of investments | Investment	3